UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6178

Nuveen New York Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Investment Quality Municipal Fund, Inc. (NQN)
	June 30, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 24.1% (15.4% of Total Investments)
$ 3,500	Dormitory Authority of the State of New York, Insured Revenue Bonds, Culinary Institute of	7/10 at 100.50	A	$ 3,517,815
	America, Series 1999, 5.000%, 7/01/22 – NPFG Insured
1,880	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds,	7/10 at 100.00	N/R	1,884,907
	St. Anne Institute, Issue 2, Series 1998E, 5.000%, 7/01/18 – AMBAC Insured
935	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	A	913,794
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
6,500	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	7/10 at 100.00	A	6,520,085
	Series 1998, 5.000%, 7/01/21 – NPFG Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University,	7/11 at 100.00	Aa3	2,036,040
	Series 2001, 5.000%, 7/01/18 – AMBAC Insured
3,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	Aa2	3,331,920
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
1,730	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	1,752,127
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
2,080	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	Aa2	2,140,798
	Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured
550	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	A	554,851
	5.000%, 7/01/37 – FGIC Insured
1,150	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2005,	7/15 at 100.00	Baa1	1,136,591
	5.000%, 7/01/21 – NPFG Insured
740	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	AA–	773,766
	5.000%, 7/01/32 – AMBAC Insured
2,400	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	2,581,704
	2009A, 5.250%, 7/01/34
3,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	3,141,690
	2009B, 5.000%, 7/01/39
1,200	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	1,272,216
	University, Series 2008C, 5.000%, 7/01/37
	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell
	University, Series 2010A:
5,000	5.000%, 7/01/35	7/20 at 100.00	Aa1	5,313,450
5,000	5.000%, 7/01/40	7/20 at 100.00	Aa1	5,292,550
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology,
	Series 2006A:
575	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	646,392
460	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	515,784
4,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/15 at 100.00	AA–	4,914,990
	Upstate Community Colleges, Series 2005A, 5.000%, 7/01/19 – FGIC Insured
2,390	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	BB+	2,081,188
	Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
890	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	885,399
6,080	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	A	6,018,835
3,685	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	3,246,264
2,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	7/14 at 100.00	AA	2,061,280
	Natural History, Series 2004A, 5.000%, 7/01/36 – NPFG Insured
800	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A	815,512
	Series 2010A, 5.125%, 9/01/40
62,045	Total Education and Civic Organizations			63,349,948
	Health Care – 22.5% (14.4% of Total Investments)
590	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/19 at 100.00	AAA	656,723
	Hospital for Special Surgery, Series 2009, 6.250%, 8/15/34
	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,
	Montefiore Medical Center, Series 1999:
590	5.250%, 8/01/19 – AMBAC Insured	8/10 at 100.50	N/R	596,862
4,000	5.500%, 8/01/38 – AMBAC Insured	8/10 at 100.50	N/R	4,043,040
6,875	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	8/10 at 100.00	N/R	6,732,894
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
1,780	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AAA	1,857,911
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured
2,575	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	A	2,622,380
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
3,535	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	A	3,654,271
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
1,500	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services	7/10 at 100.50	A	1,508,430
	of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/22 –
	NPFG Insured
8,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/10 at 100.50	A	8,044,960
	Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 – NPFG Insured
1,325	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series	7/17 at 100.00	AAA	1,413,616
	2007B, 5.250%, 7/01/27 – AGC Insured
6,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AA	6,375,840
	Center, Series 2003-1, 5.000%, 7/01/21 – NPFG Insured
2,030	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	2,223,824
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
1,805	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Health System	11/10 at 100.00	A	1,807,455
	Obligated Group, Series 1998, 5.000%, 11/01/23 – NPFG Insured
1,585	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AAA	1,611,470
	Hospital Project, Series 2007, 5.000%, 8/15/36 – AGM Insured
8,525	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	Baa1	8,549,041
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/26 – AMBAC Insured
2,000	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	8/10 at 100.00	Aa3	2,005,300
	1999A, 5.125%, 2/15/14 – AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
3,150	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	3,333,740
2,100	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	2,215,626
57,965	Total Health Care			59,253,383
	Housing/Multifamily – 4.5% (2.9% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
1,230	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA+	1,388,461
1,230	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA+	1,369,470
5,740	5.000%, 7/01/25 – NPFG Insured (UB)	7/15 at 100.00	AA+	6,005,877
420	New York City Housing development Corporation, New York, Multifamily Housing Revenue Bonds,	1/17 at 100.00	AAA	406,493
	Seaview Towers, Series 2006A, 4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B,	11/17 at 100.00	Aa2	2,011,920
	5.300%, 11/01/37 (Alternative Minimum Tax)
450	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B,	5/19 at 100.00	Aa2	449,397
	4.500%, 11/01/29
	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,
	Series 1996A:
110	6.100%, 11/01/15 – AGM Insured	11/10 at 100.00	AAA	110,476
150	6.125%, 11/01/20 – AGM Insured	11/10 at 100.00	AAA	150,204
11,330	Total Housing/Multifamily			11,892,298
	Tax Obligation/General – 12.8% (8.3% of Total Investments)
3,000	Dormitory Authority of the State of New York, School Districts Revenue Bond Financing Program,	10/15 at 100.00	A+	3,045,420
	Peekskill City School District, Series 2005D, 5.000%, 10/01/33 – NPFG Insured
1,200	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – NPFG Insured	3/13 at 100.00	A2	1,284,804
635	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – NPFG Insured	No Opt. Call	A2	690,664
2,000	Hempstead Town, New York, General Obligation Bonds, Series 2001A, 5.250%, 1/15/14 –	1/11 at 101.00	Aaa	2,074,260
	NPFG Insured
1,000	Monroe County, New York, General Obligation Public Improvement Bonds, Series 2002, 5.000%,	3/12 at 100.00	A	1,035,550
	3/01/16 – FGIC Insured
400	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	427,692
3,000	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/23	8/19 at 100.00	AA	3,313,140
2,300	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	2,510,588
	FGIC Insured
	New York City, New York, General Obligation Bonds, Series 2004E:
3,000	5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AAA	3,328,560
2,300	5.000%, 11/01/20 – AGM Insured (UB)	11/14 at 100.00	AAA	2,491,866
	Pavilion Central School District, Genesee County, New York, General Obligation Bonds,
	Series 2005:
1,650	5.000%, 6/15/16 – AGM Insured	6/15 at 100.00	AAA	1,872,437
1,815	5.000%, 6/15/18 – AGM Insured	6/15 at 100.00	AAA	1,992,108
1,145	Three Village Central School District, Brookhaven and Smithtown, Suffolk County, New York,	No Opt. Call	Aa2	1,348,226
	General Obligation Bonds, Series 2005, 5.000%, 6/01/18 – FGIC Insured
1,620	West Islip Union Free School District, Suffolk County, New York, General Obligation Bonds,	10/15 at 100.00	Aa3	1,845,520
	Series 2005, 5.000%, 10/01/16 – AGM Insured
6,110	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	A	6,581,509
31,175	Total Tax Obligation/General			33,842,344
	Tax Obligation/Limited – 54.4% (34.9% of Total Investments)
1,575	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AA–	1,646,033
	2005A, 5.250%, 7/01/24 – CIFG Insured
1,340	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program –	7/10 at 100.50	N/R	1,351,015
	Anderson School, Series 1999E, Issue 2, 5.750%, 7/01/19 – AMBAC Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School	7/10 at 100.50	A	2,017,420
	District Program, Series 1999, 5.750%, 7/01/19 – NPFG Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, Nassau County Board of	8/11 at 100.00	AAA	1,040,320
	Cooperative Educational Services, Series 2001A, 5.250%, 8/15/21 – AGM Insured
1,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of	8/14 at 100.00	AAA	1,568,520
	Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – AGM Insured
2,410	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AA–	2,543,924
	2004-2, 5.000%, 7/01/20 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
2,120	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	2,381,820
1,200	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	1,264,668
4,600	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	A+	4,859,578
	Program, Series 2002D, 5.250%, 10/01/23 – NPFG Insured
3,135	Dormitory Authority of the State of New York, Secured Hospital Insured Revenue Bonds,	8/10 at 100.00	Aa3	3,135,408
	Southside Hospital, Series 1998, 5.000%, 2/15/25 – NPFG Insured
375	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	403,826
	2005F, 5.000%, 3/15/21 – AGM Insured
1,780	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/18 at 100.00	AAA	1,977,544
	City School District Project, Series 2008A, 5.750%, 5/01/27 – AGM Insured (UB)
2,400	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	No Opt. Call	AA–	2,520,480
	City School District Project, Series 2009A, 5.000%, 5/01/31
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2003:
1,000	5.750%, 5/01/20 – AGM Insured	5/12 at 100.00	AAA	1,070,750
1,200	5.750%, 5/01/22 – AGM Insured	5/12 at 100.00	AAA	1,270,848
1,290	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AAA	1,371,825
	City School District, Series 2004, 5.750%, 5/01/26 – AGM Insured (UB)
5,630	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/17 at 100.00	AAA	6,168,059
	City School District, Series 2007A, 5.750%, 5/01/28 – AGM Insured (UB)
10,735	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	10,525,771
	2/15/47 – FGIC Insured
6,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	6,321,840
	5.250%, 11/15/25 – AGM Insured
2,760	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AA–	2,948,425
	5.500%, 7/01/18 – NPFG Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
4,500	5.750%, 7/01/18 – AGM Insured (UB)	No Opt. Call	AAA	5,364,045
1,250	5.500%, 1/01/19 – NPFG Insured	7/12 at 100.00	AA–	1,332,038
2,000	5.500%, 1/01/20 – NPFG Insured	7/12 at 100.00	AA–	2,131,260
2,000	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	2,091,600
4,095	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA–	4,147,088
4,820	Nassau County Interim Finance Authority, New York, Sales and Use Tax Revenue Bonds, Series	No Opt. Call	AAA	5,515,912
	2004H, 5.250%, 11/15/13 – AMBAC Insured
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds,
	Series 2003A:
2,115	5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	2,307,275
1,305	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	1,371,907
1,305	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	1,366,753
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
2,200	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	2,371,336
1,600	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	1,721,136
6,640	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	7,046,434
1,500	5.000%, 10/15/32 – AMBAC Insured (UB)	10/14 at 100.00	AAA	1,569,855
1,660	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,775,752
	Series 2003E, 5.250%, 2/01/22 – NPFG Insured
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	2,206,520
	Series 2004C, 5.000%, 2/01/19 – SYNCORA GTY Insured
3,910	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	4,134,903
	Fiscal Series 2003D, 5.000%, 2/01/22 – NPFG Insured
	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option
	Bonds Trust 3095:
700	13.050%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AA+	804,720
3,195	13.036%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	3,494,915
3,000	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%,	No Opt. Call	AAA	3,461,640
	4/01/16 – AGM Insured (UB)
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
7,350	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	8,732,531
1,500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	1,624,020
1,750	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	1,876,018
	5.000%, 3/15/24 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
6,300	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	6,742,449
1,000	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	1,064,090
4,500	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	4,761,360
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,047,280
	2005B, 5.000%, 3/15/30 – AGM Insured
1,000	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/15 at 100.00	AAA	991,790
	High School Facility, Series 2005, 5.000%, 6/15/28 – AGM Insured
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	AAA	2,007,480
	2010A, 5.000%, 8/01/40 – AGM Insured
295	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	AAA	298,814
	2010C, 5.125%, 8/01/42 – AGM Insured
1,435	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Hampton Bays Public	10/10 at 102.00	Baa1	1,473,874
	Library, Series 1999A, 6.000%, 10/01/19 – NPFG Insured
2,770	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	BBB–	1,988,611
	Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)
134,745	Total Tax Obligation/Limited			143,211,480
	Transportation – 12.7% (8.2% of Total Investments)
3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A,	11/15 at 100.00	A	3,021,060
	4.750%, 11/15/30 – AMBAC Insured
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	2,151,180
	Series 2002A, 5.500%, 11/15/19 – AMBAC Insured
710	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%,	1/18 at 100.00	A+	754,212
	1/01/25 – FGIC Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
1,955	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	2,093,003
5,360	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	5,507,668
1,500	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	1,551,585
	AGM Insured (UB)
2,300	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International	10/10 at 100.50	A	2,304,232
	Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
2,080	5.000%, 12/01/19 – AGM Insured	6/15 at 101.00	AAA	2,294,594
2,625	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	2,792,948
1,475	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,554,399
870	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AAA	1,079,322
	Eighth Series 2008, Trust 2920, 17.380%, 8/15/32 – AGM Insured (IF)
5,025	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/10 at 100.00	A	5,024,598
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3	919,027
2,300	5.250%, 11/15/22 – NPFG Insured	11/12 at 100.00	Aa3	2,450,834
31,980	Total Transportation			33,498,662
	U.S. Guaranteed – 4.1% (2.6% of Total Investments) (4)
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 2000D:
65	5.875%, 2/15/16 (Pre-refunded 8/15/10) – AGM Insured	8/10 at 100.00	AAA	65,460
10	5.875%, 2/15/16 (Pre-refunded 8/15/10) – AGM Insured	8/10 at 100.00	AAA	10,070
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 2001B:
75	5.500%, 8/15/19 (Pre-refunded 8/15/11) – NPFG Insured	8/11 at 100.00	AAA	79,466
25	5.500%, 8/15/19 (Pre-refunded 8/15/11) – NPFG Insured	8/11 at 100.00	AA– (4)	26,480
685	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	Aaa	805,533
	County Issue, Series 1986, 7.375%, 7/01/16 – BIGI Insured (ETM)
945	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	7/10 at 100.00	N/R (4)	947,703
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)
5,090	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A,	10/15 at 100.00	AAA	5,997,802
	5.000%, 4/01/23 (Pre-refunded 10/01/15) – FGIC Insured
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A,	10/14 at 100.00	AAA	1,162,270
	5.000%, 4/01/29 (Pre-refunded 10/01/14) – AGM Insured
1,435	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	1,579,060
	Series 2003C, 5.250%, 8/01/20 (Pre-refunded 8/01/12) – AMBAC Insured
9,330	Total U.S. Guaranteed			10,673,844
	Utilities – 8.9% (5.7% of Total Investments)
2,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	2,529,575
	5.000%, 9/01/27 – AGM Insured
2,620	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C,	9/13 at 100.00	A3	2,796,850
	5.000%, 9/01/16 – CIFG Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
4,540	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	4,844,089
6,160	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	6,471,696
3,000	5.000%, 12/01/26 – AGC Insured	6/16 at 100.00	AAA	3,212,130
625	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	639,431
	5.000%, 12/01/35 – CIFG Insured
2,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds,	9/10 at 100.00	A	2,000,540
	Rochester Gas and Electric Corporation, Series 1998A, 5.950%, 9/01/33 – NPFG Insured
	(Alternative Minimum Tax)
760	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	827,503
	11/15/19 – FGIC Insured
22,205	Total Utilities			23,321,814
	Water and Sewer – 9.1% (5.8% of Total Investments)
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	3,093,240
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
5,030	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/15 at 100.00	AAA	5,307,354
	Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – NPFG Insured (UB)
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/19 at 100.00	AA+	3,261,630
	Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27
2,575	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/16 at 100.00	AAA	2,688,068
	Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)
3,845	New York State Environmental Facilities Corporation, State Revolving Fund, 2010 Master	4/20 at 100.00	AAA	4,108,729
	Financing Indenture Senior Lien, Series 2010C, 5.000%, 10/15/35
5,200	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AAA	5,453,656
	6/01/28 – NPFG Insured (UB)
22,650	Total Water and Sewer			23,912,677
$ 383,425	Total Long-Term Municipal Bonds (cost $387,836,353) – 153.1% (98.2% of Total Investments)			402,956,450
	Short-Term Investments – 2.7% (1.8% of Total Investments)
	Municipal Bonds – 1.9% (1.2% of Total Investments)
	Tax Obligation/Limited – 1.9% (1.2% of Total Investments)
$ 4,975	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Variable Rate	7/10 at 100.00	A-1	4,975,000
	Demand Revenue Obligations, Series 2008A, 0.310%, 11/01/31 – AGM Insured (5)
	Euro Dollar Time Deposit – 0.8% (0.6% of Total Investments)
2,249	State Street Bank Euro Dollar Time Deposit, 0.010%, 7/01/10	N/A	N/A	2,249,152
$ 7,224	Total Short-Term Investments (cost $7,224,152)			7,224,152
	Total Investments (cost $395,060,505) – 155.8%			410,180,602
	Floating Rate Obligations – (14.1)%			(37,145,000)
	Other Assets Less Liabilities – 0.6%			1,761,553
	Auction Rate Preferred Shares, at Liquidation Value – (42.3)% (6)			(111,500,000)
	Net Assets Applicable to Common Shares – 100%			$ 263,297,155

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$402,956,450	$ —	$402,956,450
Short-Term Investments	2,249,152	4,975,000	—	7,224,152
Total	$2,249,152	$407,931,450	$ —	$410,180,602

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2010, the cost of investments was $360,290,982.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2010, were as follows:

Gross unrealized:
Appreciation	$17,184,944
Depreciation	(4,426,166)
Net unrealized appreciation (depreciation) of investments	$12,758,778

The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed seucrities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.2%.
N/A	Not applicable.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Investment Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         August 27, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         August 27, 2010